Long-term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Long-term Debt [Abstract]
Long-term Debt
Note 10
Long-term Debt:

In the following table is a summary of the Company’s long-term debt.

	September 30, 2011	December 31, 2010
	(unaudited)
Term note, net of unamortized debt discount of $444,720 and $427,433, respectively	$1,855,280	$2,072,567
Total borrowings on term note credit facility, net of unamortized debt discount of $0 and $3,482, respectively	-	775,861
Capital lease obligations	34,993	49,225
Sub-total	1,890,273	2,897,653
Less: current portion	(1,533,723)	(2,867,720)
Total long-term debt	$356,550	$29,933

Term Note
On March 19, 2010, the Company entered a Term Loan and Security Agreement with Clutterbuck Funds. The Company received net proceeds of $2,373,000 in the transaction. The secured term note issued in connection therewith (the “Term Note”) has a principal amount of $2.5 million, which accrues interest at a rate of 12% per annum. The Term Note requires the Company to make monthly payments of interest only. The principal matures in 18 months and may be prepaid without penalty at any time. The note is secured by XTRAC lasers that the Company has consigned to physician customers and that are not otherwise pledged to CIT Healthcare LLC and Life Sciences Capital LLC pursuant to the outstanding term notes with such lenders.

In connection with the issuance of the Term Note to Clutterbuck Funds, the Company issued Clutterbuck Funds a warrant to purchase 102,180 shares of the Company’s common stock for an initial exercise price of $7.34. The warrant is exercisable at any time on or prior to the fifth anniversary of its issue date. Pursuant to the terms of the warrant, the exercise price is subject to a one-time downward adjustment if the Company makes certain issuances of its equity securities at a price per share less than $7.34 during the 36-month period following the issuance of the warrant. As a result of the public offering on May 7, 2010, the number of shares which may be purchased under the warrant increased to 125,000 shares, and the exercise price per share of common stock of the warrant was reduced, in accordance with the one-time adjustment, to $6.00 per share. The warrants were treated as a discount to the debt and the discount was being amortized under the effective interest method over the repayment term of 18 months. As of March 31, 2011, the remaining unamortized warrant balance was $293,321; as a result of an extension of the maturity on March 28, 2011 the unamortized discount balance will now be amortized under the effective interest method over the remaining amended repayment period of 21 months.

On March 28, 2011, Clutterbuck Funds agreed to extend the maturity date of its loan to the Company, of which the principal of $2.5 million was to be paid at maturity. Previously, the loan matured on September 19, 2011 its current maturity date is December 1, 2012. Starting in August 2011, the Company will begin monthly installments of principal such that the final payment at maturity will be $75,000. To induce the modifications to the terms of its loan, the Company issued to Clutterbuck Funds a second warrant on terms similar to the first warrant that was issued on March 19, 2010, except that it is for the purchase of 109,650 shares of the Company’s common stock at an exercise price of $5.70 per share. The collateral securing the first-position security interest of Clutterbuck Funds and the second-position security interest of the holder of the Company’s convertible notes remain in place. The value of the warrants was recorded as a discount to the debt and that discount will be amortized under the effective interest method over the repayment term of 21 months.

On August 12, 2011, Clutterbuck Funds exercised both warrants, totaling 234,650 shares of the Company’s common stock, at a total exercise price of $1,375,005.

The Company has accounted for these warrants as equity instruments since there is no option for cash or net-cash settlement when the warrants are exercised and since they are indexed to the Company’s common stock. The Company computed the value of the warrants – the first issued in March 2010 and the second issued in March 2011 – using the Black-Scholes method. The key assumptions used to value the warrants are as follows:

	March 2011	March 2010

Number of shares underlying warrants	109,650	102,180
Exercise price	$5.70	$7.34
Fair value of warrants	$433,870	$769,754
Volatility	87.71%	87.68%
Risk-free interest rate	2.23%	2.48%
Expected dividend yield	0%	0%
Expected warrant life	5 years	5 years

Term Note Credit Facility
In December 2007, the Company entered into a term-note facility with CIT Healthcare LLC (“CIT Healthcare”) and Life Sciences Capital LLC, as equal participants (collectively, “CIT”), for which CIT Healthcare acts as the agent. The facility originally had a maximum principal amount of $12 million and was for a term of one year. The stated interest rate for any draw under the credit facility was set as 675 basis points above the three-year Treasury rate. CIT levied no points on a draw. Each draw was secured by specific XTRAC laser systems consigned under usage agreements with physician-customers. On September 30, 2008, the Company and CIT amended the credit facility to increase the amount the Company could draw on the credit facility by $1,927,534. The interest rate for draws against this amount was set at 850 basis points above the LIBOR rate two days prior to the draw. Each draw was to be secured by certain XTRAC laser systems consigned under usage agreements with physician-customers and the stream of payments generated from such lasers. Each draw has a repayment period of three years.

In connection with the amendment to the CIT credit facility, the Company issued warrants to purchase an additional 4,589 shares to CIT Healthcare in September 2008. The value of the warrants was recorded as a discount to the debt and is being amortized under the effective interest method over the repayment term of 36 months. The Company has accounted for these warrants as equity instruments since there is no option for cash or net-cash settlement when the warrants are exercised and there is no down-round price protection provision. The Company computed the value of the warrants using the Black-Scholes method.

As of September 30, 2011, the Company has paid in full the term-note facility with CIT.

Capital Leases
The obligation under capital lease is at a fixed interest rate and is collateralized by the related property and equipment (see Note 4, Property and Equipment).

Future Minimum Payments
The following table summarizes the future minimum payments that the Company expects to make for long-term debt and capital lease obligations:

Last three months of 2011	$371,963
Year Ended December 31,2012	2,149,416
Year Ended December 31,2013	8,192
Total minimum payments	2,529,571

Less: interest	(194,578)
Less: unamortized warrant discount	(444,720)

Present value of total minimum obligations	$1,890,273

Note 10
Long-term Debt:

In the following table is a summary of the Company's long-term debt.

	December 31,
	2010	2009

Term note, net of unamortized debt discount of $427,433	$2,072,567	$-
Total borrowings on term note credit facility, net of unamortized debt discount of $3,482 and $33,744 respectively	775,861	3,940,252
Capital lease obligations	49,225	-
Less: current portion	(2,867,720)	(3,179,469)
Total long-term debt	$29,933	$760,783

Term Note
On March 19, 2010, the Company entered a Term Loan and Security Agreement with Clutterbuck Funds. The Company received net proceeds of $2,373,000 in the transaction. The secured Term Note has a principal amount of $2.5 million, which accrues interest at a rate of 12% per annum. The Term Note requires the Company to make monthly payments of interest only. The principal matures on September 19, 2011 and may be prepaid without penalty at any time. The note is secured by XTRAC lasers that the Company has consigned to physician customers and that are not otherwise pledged to CIT Healthcare LLC and Life Sciences Capital LLC pursuant to the outstanding term notes with such lenders.

In connection with the issuance of the Term Note to Clutterbuck Funds, the Company issued Clutterbuck Funds a warrant to purchase 102,180 shares of the Company's common stock for an initial exercise price of $7.34. The warrant is exercisable at any time on or prior to the fifth anniversary of its issue date. Pursuant to the terms of the warrant, the exercise price is subject to a one-time downward adjustment if the Company makes certain issuances of its equity securities at a price per share less than $7.34 during the 36-month period following the issuance of the warrant. As a result of the public offering on May 7, 2010, the number of shares which may be purchased under the warrant increased to 125,000 shares, and the exercise price of the warrant was reduced, in accordance with the one-time adjustment, to $6.00 per share. The warrants are treated as a discount to the debt and are accreted under the effective interest method over the repayment term of 18 months. The Company has accounted for these warrants as equity instruments since there is no option for cash or net-cash settlement when the warrants are exercised and since they are indexed to the Company's common stock. The Company computed the value of the warrants using the Black-Scholes method. The key assumptions used to value the warrants are as follows:

March 2010

Number of shares underlying warrants	102,180
Exercise price	$7.34
Fair value of warrants	$769,754
Volatility	87.68%
Risk-free interest rate	2.48%
Expected dividend yield	0%
Expected warrant life	5 years

On March 28, 2011, Clutterbuck Funds agreed to extend the maturity date of its loan of to the Company, of which the principal of $2.5 million was to be paid at maturity. Previously, the loan matured on September 19, 2011; it will now mature on December 1, 2012. Starting in August 2011, the Company will begin monthly installments of principal such that the final payment at maturity will be $75,000. To induce the modifications to the terms of its loan, the Company has issued to Clutterbuck Funds a second warrant which has been modeled after the first warrant issued on March 19, 2010 but which will be to purchase 109,650 shares of our common stock at an exercise price of $5.70 per share. The collateral securing the first-position security interest of Clutterbuck Funds and the second-position security interest of the holder of our convertible notes will remain in place.

Term-Note Credit Facility

In December 2007, the Company entered into a term-note facility with CIT Healthcare LLC and Life Sciences Capital LLC, as equal participants (collectively, “CIT”), for which CIT Healthcare acts as the agent. The facility originally had a maximum principal amount of $12 million and was for a term of one year. The stated interest rate for any draw under the credit facility was set as 675 basis points above the three-year Treasury rate. CIT levied no points on a draw. Each draw was secured by specific XTRAC laser systems consigned under usage agreements with physician-customers. On September 30, 2008, the Company and CIT amended the credit facility to increase the amount the Company could draw on the credit facility by $1,927,534. The interest rate for draws against this amount was set at 850 basis points above the LIBOR rate two days prior to the draw. Each draw was to be secured by certain XTRAC laser systems consigned under usage agreements with physician-customers and the stream of payments generated from such lasers. Each draw has a repayment period of three years.

In connection with the amendment to the CIT facility, the Company issued warrants to purchase an additional 192,753 shares to CIT Healthcare in September 2008 (which became 27,536 shares as adjusted to reflect the 1-for-7 reverse stock split effective January 26, 2009; and which now stands at 4,589 shares as further adjusted to reflect the 1-for-6 reverse stock split effective February 3, 2010). The warrants are treated as a discount to the debt and are accreted under the effective interest method over the repayment term of 36 months. The Company has accounted for these warrants as equity instruments since there is no option for cash or net-cash settlement when the warrants are exercised and there is no down-round price protection provision. The Company computed the value of the warrants using the Black-Scholes method.

Capital Leases
The obligation under capital lease is at a fixed interest rate and is collateralized by the related property and equipment (see Note 4, Property and Equipment).

The following table summarizes the future minimum payments that the Company expects to make for long-term debt and capital lease obligations:

2011	$3,576,455
2012	24,575
2013	8,192
Total minimum payments	3,609,222

Less: interest	(280,654)
Less: unamortized warrant discount	(430,915)

Present value of total minimum obligations	$2,897,653